OTHER LONG TERM ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Accounts receivable, noncurrent, nonaccrual				$ 0.0	$ 1.9
Credit loss provision				$ (1.9)
Collateral deposits	$ 0.0	$ 7.1
Consideration assigned to the long term time charter contracts acquired	0.0	1.8
Container vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel						4
Consideration assigned to the long term time charter contracts acquired						$ 18.0
Amortization of time charters	$ 1.8	$ 2.9	$ 2.9